SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION - Restricted stock awards (Details) - Restricted Shares and Restricted Share Units	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	878,521
Granted (in shares)	368,412
Issued (in shares)	(246,382)
Forfeited/canceled (in shares)	(374,913)
Outstanding, end of period (in shares)	625,638